Accumulated Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income

The following table details the changes in the single component of accumulated other comprehensive income for the six months ended June 30, 2015:

(in thousands)	Unrealized Gain (Loss) on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2014	$241
Reclassification adjustments to net income:
Realized gains on securities	(939)
Provision for income taxes	319
Unrealized losses arising during the period, net of tax	1,743

Balance June 30, 2015	$1,364

The following table details the changes in the single component of accumulated other comprehensive income (loss) for the six months ended June 30, 2014:

(in thousands)	Unrealized Gain (Loss) on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(209)
Provision for income taxes	71
Unrealized gain arising during the period, net of tax	8,714

Balance June 30, 2014	$(558)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2014:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(295)
Provision for income taxes	100
Decrease in unrealized losses arising during the period, net of tax	9,570

Balance December 31, 2014	$241

The following table details the changes in the single component of accumulated other comprehensive income for the twelve months ended December 31, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,571)
Provision for income taxes	534
Unrealized losses arising during the period, net of tax	(14,145)

Balance December 31, 2013	$(9,134)

The following table details the changes in the single component of accumulated other comprehensive income for the twelve months ended December 31, 2012:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss):
Balance December 31, 2011	$4,467
Reclassification adjustments to net income:
Realized gains on securities	(4,868)
Provision for income taxes	1,655
Unrealized gains arising during the period, net of tax	4,794

Balance December 31, 2012	$6,048